INCOME TAXES - SCHEDULE OF INCOME TAX CONTINGENCIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns
Balance at beginning of the period	$ 40,808	$ 30,386	$ 275,813
Additions based on tax positions related to the current year	2,033	4,227	2,159
Additions for tax positions of prior years	2,676	14,467	1,622
Reductions for tax positions of prior years	(743)	(1,556)	(5,611)
Settlements	(5,107)	0	(5,092)
Expiration of applicable statutes of limitations	(1,295)	(6,716)	(238,505)
Balance at end of the period	38,372	40,808	30,386
Income Tax Contingency
Interest on income taxes accrued	2,600	2,500
Income tax penalties accrued	1,700	2,200
Unrecognized tax benefits including tax interest accrued	41,000	43,400
Tax positions for which the ultimate deductibility is highly certain but timing is uncertain	37,700	41,000
Change in unrecognized tax benefits unrelated to Federal income taxes statute of limitations expiring within twelve months of current reporting period	6,900
Continuing Operations
Income Tax Contingency
Unrecognized tax benefit (expense) net of related deferred taxes	(400)	(100)	58,500
Deferred taxes for interest on unrecognized tax benefits (continuing operations)	200	100	35,300
Discontinued Operations
Income Tax Contingency
Unrecognized tax benefit (expense) net of related deferred taxes	100	100	19,700
Deferred taxes for interest on unrecognized tax benefits (discontinued operations)	$ 100	$ 100	$ 11,700